Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss)	$ (311.1)	$ (606.8)
Adjustments for non-cash items
Depreciation of property and equipment	1,008.7	931.8
Amortization of intangible assets	516.8	461.2
Share of net income of investments accounted for using the equity	(20.7)	0.0
Gain on divestiture	(4.9)	(153.3)
Impairment and other	7.2	0.0
Impairment related to discontinued operations	121.3	0.0
Interest and other finance costs	492.8	434.1
Share-based payments	55.1	45.7
Loss on unrealized foreign exchange on long-term debt and TEUs	216.9	14.8
Loss on sale of property and equipment	4.7	1.9
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Deferred tax recovery	(175.6)	(129.9)
Current income tax expense	4.5	23.9
Interest paid in cash on Amortizing Notes component of TEUs	(2.0)	(4.2)
Interest paid in cash, excluding interest paid on Amortizing Notes	(413.2)	(335.7)
Income taxes paid in cash, net	(24.4)	(11.0)
Changes in non-cash working capital items	(85.5)	(87.1)
Landfill closure and post-closure expenditures	(27.5)	(37.1)
Cash flows from (used in) operating activities	1,096.3	897.9
Investing activities
Proceeds on disposal of assets	364.1	259.7
Purchase of property and equipment	(780.1)	(647.2)
Investment in joint ventures and associates	(47.6)	0.0
Business acquisitions, net of cash acquired	(1,270.6)	(2,299.7)
Cash flows from (used in) investing activities	(1,734.2)	(2,687.2)
Financing activities
Repayment of lease obligations	(69.8)	(74.0)
Issuance of long-term debt	1,656.4	3,816.0
Repayment of long-term debt	(904.5)	(2,010.8)
Payment of contingent purchase consideration and holdbacks	(18.5)	(23.6)
Issuance of share capital, net of issuance costs	0.0	372.5
Repayment of Amortizing Notes	(58.4)	(54.1)
Dividends issued and paid	(20.7)	(17.9)
Payment of financing costs	(2.7)	(30.6)
Repayment of loan to related party	(12.8)	(12.8)
Cash flows from (used in) financing activities	569.0	1,964.7
(Decrease) increase in cash	(68.9)	175.4
Changes due to foreign exchange revaluation of cash	(39.4)	(12.2)
Cash, beginning of year	190.4	27.2
Cash, end of year	$ 82.1	$ 190.4